Income Taxes - Equity-method investment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Initially allocated value of equity-method investment			$ 1,810
Deferred tax asset generated by book-to-tax difference		$ 3,000	3,040
Adjustment to carrying value of equity-method investment		1,800	(1,810)
Deferred credit (see Note 11)		$ 1,200	(1,230)
Equity-method investment	$ 1,810		$ 0	$ 1,810